Summary of Significant Accounting Policies (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015
Juxi
Investments in affiliates
Impairment loss recognized from affiliate	$ 131,165
Funds | Maximum
Investments in affiliates
Equity method investment, ownership percentage (in percentage)		5.00%